ACCOUNTS RECEIVABLE - NET	12 Months Ended
Dec. 31, 2015
ACCOUNTS RECEIVABLE - NET

NOTE 12. ACCOUNTS RECEIVABLE – NET

Accounts receivable consist of the following:

	December 31
(in US$ thousands)	2014	2015
Accounts receivable	$1,354	$1,275
Less: Allowance for doubtful accounts	(56)	(29)

	$1,298	$1,246

The following is a summary of the changes in our Company’s allowance for doubtful accounts during the years ended December 31, 2013, 2014 and 2015:

(in US$ thousands)	2013	2014	2015
Balance at beginning of year	$130	$55	$56
Additions: Provision for bad debt expense	37	37	3
Less: Write-offs	(109)	(33)	(28)
Translation adjustment	(3)	(3)	(2)

Balance at end of year	$55	$56	$29